SUPPLEMENT DATED JANUARY 3, 2017 TO EACH

STATEMENT OF ADDITIONAL INFORMATION DESCRIBED BELOW

VIKING MUTUAL FUNDS

(CLASS A SHARES)

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Statement of Additional Information dated April 30, 2016 (as previously supplemented)

(CLASS I SHARES)

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Statement of Additional Information dated August 1, 2016 (as previously supplemented)

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

Mr. Orlin W. Backes retired from the Board of Trustees of Viking Mutual Funds on December 31, 2016.

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The information set forth in each Statement of Additional Information (including without limitation the information under the heading “Trustees and Officers”) is superseded, to the extent applicable, by the information contained in this Supplement.

If you have questions or need assistance, please contact your registered representative or financial advisor directly or call the Shareholder Services Department at (800) 601-5593.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.